Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in demographic assumptions	$ (2)
Changes in financial assumptions	(3,797)	$ (1,253)
Experience adjustments	83	(5)
Return on plan assets (excluding interest based on discount rate)	2,931	(1,614)
Change in asset ceiling (excluding interest income)	2	5
Total remeasurements of employee benefit plans	(783)	(2,867)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in demographic assumptions	(1)	(6)
Changes in financial assumptions	(319)	(177)
Experience adjustments	(5)	3
Total remeasurements of employee benefit plans	$ (325)	$ (180)